             IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

           SUPPLEMENT DATED JANUARY 26, 2007 TO THE PROSPECTUS DATED
            MAY 1, 2006 OF THE DIVERSIFIED INVESTORS FUNDS GROUP AND
              THE DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

    THIS SUPPLEMENT CONTAINS AN IMPORTANT NOTICE REGARDING CHANGES TO THE DIVERSIFIED INVESTORS INTERMEDIATE GOVERNMENT BOND FUND'S INVESTMENT POLICIES AND SHOULD BE READ IN CONJUNCTION WITH THE FUND'S PROSPECTUS.

DIVERSIFIED INVESTORS INTERMEDIATE GOVERNMENT BOND FUND

    The Board of Trustees has approved changes to the investment objective and strategy of the Diversified Investors Intermediate Government Bond Fund.

  CHANGE IN NAME, INVESTMENT OBJECTIVE, AND STRATEGY

    Effective May 1, 2007, the Fund's objective will be to seek maximum real return consistent with the preservation of capital. The Fund will seek its objective by investing primarily in inflation-protected securities issued by the U.S. Government, its agencies and instrumentalities. The Fund will also invest in inflation-protected securities of U.S. corporations, foreign governments, and other foreign issuers.

    Effective May 1, 2007, the Fund's name will change to "Diversified Investors Inflation-Protected Securities Fund," consistent with this change in investment objective and strategy. Under normal circumstances the Fund will invest at least 80% of its net assets in inflation-protected securities and related investments.

    The Fund is expected to also invest in securities that pay nominal rates of interest (i.e., that are not inflation-protected), including U.S. Treasury and agency securities, corporate bonds, asset-backed securities, mortgage-backed securities, floating rate securities, high quality, short-term obligations, and repurchase agreements. The Fund may invest in securities that are denominated in U.S. dollars and in foreign currencies.

    The Fund is expected to maintain an average portfolio duration that is within +/-20% of the duration of the Lehman U.S. TIPS Index, an index of inflation-protected securities. As of December 31, 2006, the duration of the index was 6.43 years. The Fund may invest in securities of any maturity.

    Inflation-protected securities are fixed income securities that are structured to provide protection against inflation. Like conventional fixed income securities, inflation-protected securities generally pay interest at fixed intervals and return the principal at maturity. Unlike a conventional fixed-income security, an inflation-protected security's principal or interest is adjusted periodically to reflect changes in a specified inflation index. For example, the U.S. Treasury uses the Consumer Price Index for All Urban Consumers as the inflation index for Treasury inflation-protected securities. Inflation-protected securities are designed to preserve purchasing power over the life of the security while paying a "real" rate of interest (i.e., a return over and above the inflation rate).

    Market values of inflation-protected securities can be affected by changes in the market's inflation expectations or changes in real rates of interest. If real interest rates rise, the value of inflation-protected securities held by the Fund may decline. Moreover, because the principal amount of inflation-protected securities may be adjusted downward during a period of deflation to the original par value, the Fund will be subject to deflation risk with respect to its investments in these securities. Also, the inflation index utilized by a particular inflation-protected security may not accurately reflect the true rate of inflation, in which case the market value of the security could be adversely affected.

  CHANGE IN SUBADVISER

    It is expected that BlackRock Financial Management, Inc. ("BlackRock") will be appointed as subadviser of the Fund effective May 1, 2007, to manage the Fund in accordance with its new investment objective and strategy. Allegiance Capital Management will continue to serve as subadviser to the Fund until the change in investment objective and strategy is effective on May 1, 2007. At that time, it is expected that BlackRock will replace Allegiance Capital Management as subadviser to the Fund.

DIVERSIFIED INVESTORS SMALL-CAP GROWTH FUND

    Effective November 28, 2006, the Board of Trustees of the Small-Cap Growth Portfolio, including a majority of the Board who are not "interested persons," as that term is defined in the Investment Company Act of 1940, as amended, approved an Investment Subadvisory Agreement between Diversified Investment Advisors, Inc. and Perimeter Capital Partners, LLC on behalf of the Small-Cap Growth Portfolio. The Investment Subadvisory Agreement shall remain in force for an initial term of two years, unless otherwise terminated in accordance with the terms of the Agreement. Since July 24, 2006, Perimeter had served under an interim Investment Subadvisory Agreement with a term no longer than 150 days.

Form No. 2891 (Rev. 01/07)                                              33-61810
                                                                       333-00295

             IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

           SUPPLEMENT DATED JANUARY 26, 2007 TO THE PROSPECTUS DATED
          MAY 1, 2006 OF THE DIVERSIFIED INSTITUTIONAL FUNDS GROUP AND
            THE DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

     THIS SUPPLEMENT CONTAINS AN IMPORTANT NOTICE REGARDING CHANGES TO THE DIVERSIFIED INSTITUTIONAL INTERMEDIATE GOVERNMENT BOND FUND'S INVESTMENT POLICIES AND SHOULD BE READ IN CONJUNCTION WITH THE FUND'S PROSPECTUS.

DIVERSIFIED INSTITUTIONAL INTERMEDIATE GOVERNMENT BOND FUND

    The Board of Trustees has approved changes to the investment objective and strategy of the Diversified Institutional Intermediate Government Bond Fund.

  CHANGE IN NAME, INVESTMENT OBJECTIVE, AND STRATEGY

    Effective May 1, 2007, the Fund's objective will be to seek maximum real return consistent with the preservation of capital. The Fund will seek its objective by investing primarily in inflation-protected securities issued by the U.S. Government, its agencies and instrumentalities. The Fund will also invest in inflation-protected securities of U.S. corporations, foreign governments, and other foreign issuers.

    Effective May 1, 2007, the Fund's name will change to "Diversified Institutional Inflation-Protected Securities Fund," consistent with this change in investment objective and strategy. Under normal circumstances the Fund will invest at least 80% of its net assets in inflation-protected securities and related investments.

    The Fund is expected to also invest in securities that pay nominal rates of interest (i.e., that are not inflation-protected), including U.S. Treasury and agency securities, corporate bonds, asset-backed securities, mortgage-backed securities, floating rate securities, high quality, short-term obligations, and repurchase agreements. The Fund may invest in securities that are denominated in U.S. dollars and in foreign currencies.

    The Fund is expected to maintain an average portfolio duration that is within +/-20% of the duration of the Lehman U.S. TIPS Index, an index of inflation-protected securities. As of December 31, 2006, the duration of the index was 6.43 years. The Fund may invest in securities of any maturity.

    Inflation-protected securities are fixed income securities that are structured to provide protection against inflation. Like conventional fixed income securities, inflation-protected securities generally pay interest at fixed intervals and return the principal at maturity. Unlike a conventional fixed-income security, an inflation-protected security's principal or interest is adjusted periodically to reflect changes in a specified inflation index. For example, the U.S. Treasury uses the Consumer Price Index for All Urban Consumers as the inflation index for Treasury inflation-protected securities. Inflation-protected securities are designed to preserve purchasing power over the life of the security while paying a "real" rate of interest (i.e., a return over and above the inflation rate).

    Market values of inflation-protected securities can be affected by changes in the market's inflation expectations or changes in real rates of interest. If real interest rates rise, the value of inflation-protected securities held by the Fund may decline. Moreover, because the principal amount of inflation-protected securities may be adjusted downward during a period of deflation to the original par value, the Fund will be subject to deflation risk with respect to its investments in these securities. Also, the inflation index utilized by a particular inflation-protected security may not accurately reflect the true rate of inflation, in which case the market value of the security could be adversely affected.

  CHANGE IN SUBADVISER

    It is expected that BlackRock Financial Management, Inc. ("BlackRock") will be appointed as subadviser of the Fund effective May 1, 2007, to manage the Fund in accordance with its new investment objective and strategy. Allegiance Capital Management will continue to serve as subadviser to the Fund until the change in investment objective and strategy is effective on May 1, 2007. At that time, it is expected that BlackRock will replace Allegiance Capital Management as subadviser to the Fund.

DIVERSIFIED INSTITUTIONAL SMALL-CAP GROWTH FUND

    Effective November 28, 2006, the Board of Trustees of the Small-Cap Growth Portfolio, including a majority of the Board who are not "interested persons," as that term is defined in the Investment Company Act of 1940, as amended, approved an Investment Subadvisory Agreement between Diversified Investment Advisors, Inc. and Perimeter Capital Partners, LLC on behalf of the Small-Cap Growth Portfolio. The Investment Subadvisory Agreement shall remain in force for an initial term of two years, unless otherwise terminated in accordance with the terms of the Agreement. Since July 24, 2006, Perimeter had served under an interim Investment Subadvisory Agreement with a term no longer than 150 days.
Form No. 3155 (Rev. 01/07)                                              33-61810
                                                                       333-00295